Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations

The following table summarizes the Company’s contractual obligations as of December 31, 2021, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

		Years Ended December 31,
	Total	2022	2023 and 2024	2025 and 2026	Thereafter
Operating lease commitments	$85,590	$13,240	$28,783	$25,161	$18,406
Purchase obligations	36,800	6,800	12,000	12,000	6,000
Liability for employee severance benefits	2,362	2,362	—	—	—
Total	$124,752	$22,402	$40,783	$37,161	$24,406